Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2013
Advance to Suppliers
Schedule of advances to suppliers
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Advance to granaries (note (i))	67,210,000	276,093,489	45,284,241
Others	618,505	151,545	24,856
Total advance to suppliers	67,828,505	276,245,034	45,309,097

Note (i):             Advance to granaries represents corn cost paid but related materials and services have not been provided to the Company.